FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	    September 30, 2004

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     63

	c.	Information Table Value Total	$ 184,811

		List of Other Included Managers	    None


FORM 13 F
(SEC USE ONLY)

Quarter Ending September 30, 2004
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


                                                        Mkt Val # OF
Security                     Type     SYMBOL  CUSIP #   x 1000  SHARES

ALBERTSONS INC               common   abs     013104104    2,507  104,751
ALTRIA GROUP                 common   mo      02209s103      567   12,062
AMERICAN ELEC PWR            common   aep     025537101      155    4,835
AMERICAN EXPRESS             common   axp     025816109      273    5,300
AMERICAN INT'L GROUP         common   aig     026874107      158    2,320
ANHEUSER-BUSCH               common   bud     035229103      121    2,420
AUTOMATIC DATA PROCESSING    common   adp     053015103      272    6,589
BANK OF AMERICA              common   bac     060505104    1,818   41,960
BECTON DICKINSON & CO.       common   bdx     075887109      114    2,200
BLOCK H & R INC              common   hrb     093671105      373    7,555
BP AMOCO PLC                 common   bp      055622104   10,099  175,544
CHEVRONTEXACO                common   cvx     166764100      126    2,356
CINERGY CORP.                common   cin     172474108    5,566  140,563
CITIGROUP                    common   c       172967101      100    2,273
COCA-COLA CO.                common   ko      191216100      247    6,160
COLGATE PALMOLIVE            common   cl      194162103      142    3,140
CON AGRA                     common   cag     205887102      283   11,000
CON EDISON                   common   ed      209115104    2,019   48,020
CONOCOPHILLIPS               common   cop     20825c104    2,991   36,106
CORNING                      common   glw     219350105    3,359  303,150
DOMINION RES.                common   d       25746u109      473    7,250
DUPONT                       common   dd      263534109    5,164  120,646
EMERSON ELECTRIC             common   emr     291011104    6,194  100,081
EXXON MOBIL                  common   xom     30231G102    3,939   81,499
FIRSTENERGY                  common   fe      337932107      135    3,280
GENERAL ELECTRIC             common   ge      369604103    7,441  221,581
GENERAL MILLS                common   gis     370334104    6,344  141,286
GENERAL MOTORS               common   gm      370442105    4,454  104,856
GENUINE PARTS                common   gpc     372460105    4,768  124,242
GOODRICH, B F                common   gr      382388106    4,310  137,428
HEINZ HJ COMPANY             common   hnz     423074103      158    4,400
HERSHEY FOODS                common   hsy     427866108      484   10,361
HEWLETT-PACKARD              common   hpq     428236103    4,242  226,265
HOME DEPOT INC.              common   hd      437076102    6,465  164,920
HONEYWELL INTL               common   hon     438516106      671   18,710
INTL BUS. MACHINES           common   ibm     459200101      291    3,395
JOHNSON & JOHNSON            common   jnj     478160104    5,451   96,764
JP MORGAN CHASE              common   jpm     46625H100    5,140  129,373
KEYSPAN ENERGY               common   kse     49337W100      809   20,650
KIMBERLY CLARK               common   kmb     494368103    6,740  104,345
LIMITED INC                  common   ltd     532716107    1,832   82,200
LUBRIZOL CORP                common   lz      549271104    2,618   75,675
MARATHON OIL                 common   mro     565849106    7,990  193,567
MARSH & MCLENNAN             common   mmc     571748102    6,165  134,728
MCDONALDS                    common   mcd     580135101    1,958   69,859
MCGRAW HILL INC              common   mhp     580645109      138    1,730
MERCK &  CO.                 common   mrk     589331107    4,140  125,456
MICROSOFT CORP               common   msft    594918104    4,247  153,596
MINNESOTA MING/MFG           common   mmm     88579y101      395    4,945
MOTOROLA INC                 common   mot     620076109    3,898  216,069
NATIONAL CITY                common   ncc     635405103    6,489  168,022
PEPSICO                      common   pep     713448108      126    2,597
PFIZER INC                   common   pfe     717081103      430   14,050
PPG CORP                     common   ppg     693506107    4,739   77,330
SARA LEE CORP                common   sle     803111103    6,648  290,821
SBC COMM.                    common   sbc     78387G103    4,206  162,090
SCHERING PLOUGH              common   sgp     806605101    1,624   85,215
UNITED PARCEL SERVICE        common   ups     911312106      157    2,065
VERIZON                      common   vz      92343V104    5,481  139,188
VF CORP                      common   vfc     918204108    7,054  142,646
WACHOVIA                     common   wb      929903102    9,162  195,143
WASHINGTON MUTUAL            common   wm      939322103      155    3,960
WYETH                        common   wye     983024100      196    5,243

                                                         184,811






     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

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